Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Personal (Detail) - Retail [member] - Personal [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,607	$ 1,633	$ 1,639	$ 1,482
Provision for credit losses
Model changes			(54)
Originations	74	26	153	79
Maturities	(76)	(75)	(219)	(207)
Changes in risk, parameters and exposures	250	233	759	847
Write-offs	(255)	(237)	(748)	(675)
Recoveries	47	40	132	111
Exchange rate and other	(4)	3	(19)	(14)
Balance at end of period	1,643	1,623	1,643	1,623
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	340	304	291	305
Provision for credit losses
Model changes			84
Transfers to stage 1	194	155	502	440
Transfers to stage 2	(24)	(22)	(67)	(75)
Transfers to stage 3	(2)	(1)	(4)	(3)
Originations	74	26	153	79
Maturities	(10)	(13)	(30)	(39)
Changes in risk, parameters and exposures	(212)	(157)	(569)	(415)
Exchange rate and other	(1)	1	(1)	1
Balance at end of period	359	293	359	293
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,036	1,110	1,115	966
Provision for credit losses
Model changes			(138)
Transfers to stage 1	(193)	(155)	(501)	(439)
Transfers to stage 2	24	22	67	78
Transfers to stage 3	(38)	(42)	(114)	(121)
Maturities	(66)	(62)	(188)	(168)
Changes in risk, parameters and exposures	286	238	810	796
Exchange rate and other	2	(1)		(2)
Balance at end of period	1,051	1,110	1,051	1,110
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	231	219	233	211
Provision for credit losses
Transfers to stage 1	(1)		(1)	(1)
Transfers to stage 2				(3)
Transfers to stage 3	40	43	118	124
Maturities			(1)
Changes in risk, parameters and exposures	176	152	518	466
Write-offs	(255)	(237)	(748)	(675)
Recoveries	47	40	132	111
Exchange rate and other	(5)	3	(18)	(13)
Balance at end of period	$ 233	$ 220	$ 233	$ 220